S000061733 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
S000061733 [Member] | C000199958 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.15%	21.39%	(15.46%)	6.92%	16.19%	23.88%

[1]	Year to Date return as of September 30, 2025: 26.30%